SCHEDULE OF DISAGGREGATION OF REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 86,069	¥ 593,634	¥ 752,688	¥ 723,453
Revenue Based on Gross Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		579,629	689,667	667,732
Revenue Based On Net Basis [Member]
Disaggregation of Revenue [Line Items]
Revenues		14,005	63,021	55,722
CHINA
Disaggregation of Revenue [Line Items]
Revenues		556,663	711,932	700,535
JAPAN
Disaggregation of Revenue [Line Items]
Revenues		36,971	40,756	22,918
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		381,163	476,019	490,449
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues		212,471	276,669	233,004
Covering Communications Platform As Service Text Messaging [Member]
Disaggregation of Revenue [Line Items]
Revenues		119,416	235,842	244,445
Covering Communications Platform As Service Voice Calls [Member]
Disaggregation of Revenue [Line Items]
Revenues		25,953	56,892	81,574
Covering Communications Platform As Service Others [Member]
Disaggregation of Revenue [Line Items]
Revenues		46,796	56,136	59,418
Cloudbased Contact Center [Member]
Disaggregation of Revenue [Line Items]
Revenues		310,765	276,126	227,550
Cloudbased Unified Communications and collaboration [Member]
Disaggregation of Revenue [Line Items]
Revenues		89,350	125,358	107,378
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenues		¥ 1,354	¥ 2,334	¥ 3,088